Revenue and government financing for research expenditures - Additional Information (Details) € in Thousands, $ in Thousands															1 Months Ended										4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024 EUR (€)	May 17, 2024 EUR (€)	Dec. 19, 2023 EUR (€) option	Jul. 11, 2023 EUR (€)	Apr. 03, 2023 EUR (€)	Apr. 03, 2023 USD ($)	Jan. 25, 2023 EUR (€)	Jan. 25, 2023 USD ($)	Sep. 09, 2022 EUR (€)	Aug. 02, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jan. 05, 2021 EUR (€)	Dec. 07, 2020 USD ($)	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 EUR (€) option	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 EUR (€) option	Oct. 31, 2018 USD ($) option	Apr. 30, 2024 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2024 EUR (€) option	Dec. 31, 2024 USD ($) option	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 09, 2024	Jul. 25, 2024	Dec. 31, 2020 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements																											€ 12,622		€ 51,901		€ 49,580
2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements											€ 13,400	$ 14,000
Initial payment | $																																$ 250,000
Exercise of option | $																						$ 100,000
Revenue from favorable cumulative adjustment																																			€ 38,300
Milestone payment received											47,700	50,000		$ 50,000				$ 50,000		$ 50,000
2015 monalizumab agreement, with AstraZeneca | Collaboration liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions											34,300	36,000															0		0		37,564
2015 monalizumab agreement, with AstraZeneca | Deferred tax liabilities / Deferred revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received																															47,687
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements																											0		0		4,677
Milestone payment received										$ 5,000							$ 5,000				$ 5,000								4,700	$ 5,000
Other revenue, reinvoicing external expenses under agreement																											2,060		1,165
Agreement related to additional preclinical molecules with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements											€ 17,400	$ 20,000
Advance received																							€ 17,400	$ 20,000
Number of exclusive options granted | option																							4	4
IPH6101 agreement, with Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements																											€ 4,000		2,000		€ 4,000
Milestone payment received	€ 4,000	€ 4,000							€ 3,000						€ 2,000
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements | $																												$ 1,700
Milestone payment received			€ 15,000	€ 2,000									€ 7,000						€ 3,000						€ 4,000	€ 3,000
Advance received							€ 31,800
Advance received - exclusive license							€ 18,500									€ 13,300
Advance received - research work																€ 1,700												$ 400
Number of options excercised for licenses | option			1
Number of exclusive options granted | option			2													2											2	2
Milestone payment received - option exercised | $								$ 13,300
Termination notice period (in days)																																	90 days
Agreements with Genzyme for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received																€ 25,000
Advance received																25,000
Advance received - exclusive license																18,500
Advance received - research work																1,500
Advance received - additional targets																5
Milestone payment received - option exercised																€ 15,000
Agreement with Takeda on research of Antibody Drug Conjugates (ADC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Initial payment					€ 4,600	$ 5,000
Termination notice period (in days)																																		90 days
Agreement with Takeda on research of Antibody Drug Conjugates (ADC) | Collaboration liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions																											€ 0		€ 8,200